Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of SOC Telemed, Inc. and its Subsidiaries and Affiliates and have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP" or "GAAP") and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (the "SEC"). The financial data and the other financial information disclosed in these notes to the condensed financial statements related to the three-month period are also unaudited. The results of operations for the three months ended March 31, 2021, are not necessarily indicative of the results of operations to be anticipated for any other future annual or interim period. The consolidated balance sheet as of December 31, 2020, included herein was derived from the audited financial statements as of that date.

These unaudited condensed consolidated financial statements should be read in conjunction with the Company's audited consolidated financial statements and related notes for the year ended December 31, 2020, which are included in the Company's Annual Report on Form 10-K filed with SEC on March 30, 2021 (the "Annual Report").

As of March 31, 2021, and December 31, 2020, SOC Telemed, Inc. or its subsidiaries are party to administrative support services agreements, management services agreements or similar arrangements (collectively, "Administrative Agreements") in California, Georgia, Kansas (as of March 31, 2021, only), New Jersey, and Texas by and among it or its subsidiaries and the professional corporations pursuant to which each professional corporation provides services to SOC Telemed's customers. Each professional corporation is established pursuant to the requirements of its respective domestic jurisdiction governing the corporate practice of medicine. As discussed in Note 5, Variable Interest Entities, SOC Telemed, Inc. holds a variable interest in the professional corporations and, accordingly, the professional corporations are considered variable interest entities ("VIE" or "VIEs") which are denominated Affiliates for consolidation purposes.

The Company also consolidates its wholly owned subsidiaries (NeuroCall, JSA, and Access Physicians) as discussed in Note 5, Variable Interest Entities.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company. All intercompany balances and transactions are eliminated upon consolidation.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements include the accounts of SOC Telemed, Inc. and its Subsidiaries and Affiliates and have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP" or "GAAP") and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (the "SEC").

As of December 31, 2020 and 2019, SOC Telemed, Inc. is party to four Administrative Agreements in Georgia, California, Texas and New Jersey by and among it and the professional corporations (the "Tele-Physicians Practices") pursuant to which each professional corporation provides services to SOC Telemed, Inc. Each Tele-Physician Practice is established pursuant to the requirements of its respective domestic jurisdiction governing the corporate practice of medicine. As discussed in Note 5, Variable Interest Entities, SOC Telemed, Inc. holds a variable interest in the Tele-Physician Practices and, accordingly, the Tele-Physician Practices are considered variable interest entities ("VIE" or "VIEs") which are denominated Affiliates for consolidation purposes.

The accompanying consolidated financial statements include the accounts of the Company. All intercompany balances and transactions are eliminated upon consolidation.

The Merger Transaction was accounted for as a reverse recapitalization as Legacy SOC Telemed was determined to be the accounting acquirer under Financial Accounting Standards Board's Accounting Standards Codification Topic 805, Business Combinations. This determination was primarily based on Legacy SOC Telemed comprising the ongoing operations of the combined entity, Legacy SOC Telemed's senior management comprising the majority of the senior management of the combined company, and the prior shareholders of Legacy SOC Telemed having a majority of the voting power of the combined entity. In connection with the Merger Transaction, the outstanding shares of Legacy SOC Telemed preferred stock was redeemed for cash and shares of the Company's Class A common stock and the outstanding shares of Legacy SOC Telemed common stock were converted into Class A common stock of the Company, representing a recapitalization, and the net assets of the Company were acquired at historical cost, with no goodwill or intangible assets recorded. Operations and assets and liabilities of the Company prior to the Merger Transaction in these financial statements are those of Legacy SOC Telemed. As a result, these financial statements represent the continuation of Legacy SOC Telemed and the historical shareholders' deficit exclusive of common stock and loss per share of Legacy SOC Telemed prior to the Merger Transaction have been retrospectively adjusted for the Merger Transaction using an exchange ratio of 0.4047. The accumulated deficit of Legacy SOC Telemed has been carried forward after the Merger Transaction. See Note 4 for additional information.

COVID – 19 Outbreak

COVID-19 Outbreak

The outbreak of the novel coronavirus (“COVID-19”), which was declared a pandemic by the World Health Organization on March 11, 2020 and declared a National Emergency by the President of the United States on March 13, 2020, has led to adverse impacts on the U.S. and global economies and created uncertainty regarding potential impacts on the Company’s operating results, financial condition and cash flows. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including expenses and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19 and the actions taken to contain or treat COVID-19, as well as the economic impacts.

While not currently known, the full year impact of COVID-19 could have a material impact on the operations of the Company’s business. For the three months ended March 31, 2021 and 2020, the Company’s variable revenues, excluding the consolidated revenues of Access Physicians, decreased as a result of the lower volume of consultations due to the COVID-19 pandemic with corresponding impacts on our cost of sales due to declined demand for physicians. For more details, see Going Concern Consideration below.

The Company continues to closely monitor the current macro environment related to monetary and fiscal policies, as well as pandemics or epidemics, such as the recent COVID-19 outbreak.

COVID – 19 Outbreak

The recent outbreak of the novel coronavirus ("COVID-19"), which was declared a pandemic by the World Health Organization on March 11, 2020 and declared a National Emergency by the President of the United States on March 13, 2020, has led to adverse impacts on the U.S. and global economies and created uncertainty regarding potential impacts on the Company's operating results, financial condition and cash flows. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company's business, results of operations and financial condition, including expenses and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19 and the actions taken to contain or treat COVID-19, as well as the economic impacts.

While not currently known, the full impact of COVID-19 could have a material impact on the operations of our business. For the year ended December 31, 2020 our variable revenues decreased as a result of the lower volume of consultations due to the COVID-19 pandemic with corresponding impacts on our cost of sales due to declined demand for physicians. For more details, see Going Concern Consideration below.

The Company continues to closely monitor the current macro environment related to monetary and fiscal policies, as well as pandemics or epidemics, such as the recent COVID-19 outbreak.

Going Concern Consideration

Going Concern Consideration

Under Accounting Standards Update ("ASU") 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40) ("ASC 205-40"), the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its future financial obligations as they become due within one year after the date that the financial statements are issued. As required by ASC 205-40, this evaluation shall initially not take into consideration the potential mitigating effects of plans that have not been fully implemented as of the date the financial statements are issued.

As of March 31, 2021, the Company has experienced negative cash flows and losses from operations each period since inception and has an accumulated deficit of $248.8 million. The Company incurred net losses of $12.6 million and $7.2 million for the three months ended March 31, 2021 and 2020, respectively, and cash outflows from operations of $7.9 million and $3.9 million for the three months ended March 31, 2021 and 2020, respectively. In March 2020, the World Health Organization declared the 2019 novel coronavirus, or COVID-19, a global pandemic. The Company experienced a reduction in service utilization in and around the same time and consequently experienced a decrease in revenue and margin. The Company immediately responded by adjusting variable costs, including physician fees, travel expenses, and other discretionary spending to preserve margins which included real time assessment of physician coverage needs to appropriately align with changes in utilization experienced as a result of the COVID-19 pandemic. The Company is closely monitoring the impact of the COVID-19 pandemic on all aspects of the business and continuously modifying operational protocols, cost structure, and discretionary spending to evolving business conditions. Notwithstanding these efforts, the Company expects that its operating losses and negative cash flows will continue for the foreseeable future. The Company expects that its cash and cash equivalents of $32.5 million as of March 31, 2021 will be sufficient to fund its operating expenses, capital expenditure requirements and debt service obligations for at least the next 12 months from the issuance of these financial statements. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its operations.

The Company has historically funded its operations through the issuance of preferred stock and long-term debt. Until such time, if ever, as the Company can generate substantial revenues and positive operating cash flows, the Company will likely finance its cash needs through a combination of public or private equity offerings or debt financings. The Company may not be able to obtain funding on acceptable terms, or at all. If the Company is unable to raise additional funds as and when needed, it would have a negative impact on the Company's financial condition, which may require the Company to delay, reduce or eliminate certain activities and reduce or eliminate discretionary operating expenses, which could constrain the Company's ability to pursue its business strategies.

Going Concern Consideration

Under Accounting Standards Update ("ASU") 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40) ("ASC 205-40"), the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its future financial obligations as they become due within one year after the date that the financial statements are issued. As required by ASC 205-40, this evaluation shall initially not take into consideration the potential mitigating effects of plans that have not been fully implemented as of the date the financial statements are issued.

As of December 31, 2020, the Company has experienced negative cash flows and losses from operations each year since inception and has an accumulated deficit of $236.2 million. The Company incurred net losses of $49.8 million and $18.2 million for the years ended December 31, 2020 and 2019, respectively, and cash outflows from operations of $22.6 million and $10.8 million for the years ended December 31, 2020 and 2019, respectively. In March 2020, the World Health Organization declared the 2019 novel coronavirus, or COVID-19, a global pandemic. The Company experienced a reduction in service utilization in and around the same time and consequently experienced a decrease in revenue and margin. The Company immediately responded by adjusting variable costs, including physician fees, travel expenses, and other discretionary spending to preserve margins which included real time assessment of physician coverage needs to appropriately align with changes in utilization experienced as a result of the COVID-19 pandemic. The Company is closely monitoring the impact of the COVID-19 pandemic on all aspects of the business and continuously modifying operational protocols, cost structure, and discretionary spending to evolving business conditions. Notwithstanding these efforts, the Company expects that its operating losses and negative cash flows will continue for the foreseeable future. The Company expects that its cash and cash equivalents of $38.8 million as of December 31, 2020 and cash proceeds of $96.5 million received through the issuance of debt in March 2021 will be sufficient to fund its operating expenses, capital expenditure requirements and debt service obligations for at least the next 12 months from the issuance of these financial statements, based upon the Company's current operating plan and its acquisition of Access Physicians Management Services Organization, LLC ("Access Physicians") in March 2021. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its operations.

The Company has historically funded its operations through the issuance of preferred stock and long-term debt. Until such time, if ever, as the Company can generate substantial revenues and positive operating cash flows, the Company will likely finance its cash needs through a combination of public or private equity offerings or debt financings. The Company may not be able to obtain funding on acceptable terms, or at all. If the Company is unable to raise additional funds as and when needed, it would have a negative impact on the Company's financial condition, which may require the Company to delay, reduce or eliminate certain activities and reduce or eliminate discretionary operating expenses, which could constrain the Company's ability to pursue its business strategies.

Concentration of credit risk

Concentration of credit risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents with high-credit quality financial institutions. At times, such amounts may exceed federally insured limits.

For the three months ended March 31, 2021 and 2020 no customer accounts for more than 10% of the Company's total revenues and accounts receivable.

Concentration of credit risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents with high-credit quality financial institutions. At times, such amounts may exceed federally insured limits.

For the years ended December 31, 2020 and 2019 no client accounts for more than 10% of the Company's accounts receivable or total revenues.

Business Combinations

Business Combinations

The Company applies the acquisition method of accounting for business acquisitions. The results of operations of the businesses acquired by the Company are included as of the respective acquisition date. The Company allocates the fair value of purchase consideration to the assets acquired and liabilities assumed, based on their estimated fair values. The excess of the fair value of purchase consideration over the value of these identifiable assets and liabilities is recorded as goodwill. When determining the fair value of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to the fair value of acquired intangible assets. The Company may adjust the preliminary purchase price allocation, as necessary, for up to one year after the acquisition closing date if it obtains more information regarding asset valuations and liabilities assumed. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

Business Combination

The Company applies the acquisition method of accounting for business acquisitions. The results of operations of the businesses acquired by the Company are included as of the respective acquisition date. The Company allocates the fair value of purchase consideration to the assets acquired and liabilities assumed, based on their estimated fair values. The excess of the fair value of purchase consideration over the value of these identifiable assets and liabilities is recorded as goodwill. When determining the fair value of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to the fair value of acquired intangible assets. The Company may adjust the preliminary purchase price allocation, as necessary, for up to one year after the acquisition closing date if it obtains more information regarding asset valuations and liabilities assumed. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

Inventory

Inventory

Inventoried materials primarily consist of telemedicine equipment, which are substantially finished goods. The Company reports inventory at the lower of first-in, first-out cost ("FIFO") and net realizable value. Net realizable value is based on the selling price. Inventories are assessed on a periodic basis for potential obsolete and slow-moving inventory with write-downs being recorded when identified. Write-downs are measured as the difference between cost of the inventory and net realizable value based upon assumptions about future demand and charged to cost of revenue in the consolidated statement of operations. At the point of the loss recognition, a new lower cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

Cash and Cash Equivalents		Cash and Cash Equivalents The Company considers all highly liquid investments with a maturity at the date of purchase of three months or less to be cash equivalents.
Accounts Receivable

Accounts Receivable

The Company carries its accounts receivable at net realizable value. The Company maintains an allowance for doubtful accounts for the estimated losses resulting from the inability of the Company's clients to pay their invoices. The allowance for doubtful accounts is calculated based on a specific reserve for identified at risk balances considering the Company's history of write-offs and collections as well as current credit conditions. If the financial condition of the Company's clients were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. The cost of property and equipment acquired under capital lease arrangements represents the lesser of the present value of the minimum lease payments or the fair value of the leased asset as of the inception of the lease. Depreciation expense is computed using the straight-line method over the estimated useful lives of the related assets as follows:

Software	3 years
Computer Equipment	3 years
Furniture and Fixtures	3 years
Telemedicine Equipment	2 to 5 years
Leasehold Improvements	Shorter of remaining lease term or the economic life

Depreciation of leasehold improvements is computed using the shorter of the remaining lease term or the economic life. Telemedicine equipment consists of computer equipment and monitors, optical equipment, and accessories that allow doctors and others in separate locations to communicate and collaborate with each other. Depreciation expense for telemedicine equipment and software is included within cost of revenues, while depreciation for all other assets is included within selling, general and administrative expenses in the statements of operations. Upon installation of the telemedicine equipment at the client's location, the Company retains title to the equipment, which is held and used by the client and thus is retained on the Company's books or financed through operating and capital leases with third parties. Telemedicine equipment that has not yet been installed is not depreciated. At December 31, 2020 and 2019 the Company has $0.1 million and $0.2 million of uninstalled telemedicine equipment classified as work in progress within Property and equipment, net on the consolidated balance sheets.

Expenditures for major renewals and improvements are capitalized. Expenditures for repairs and maintenance are charged to expense as incurred and included within selling, general and administrative expenses in the statements of operations.

Capitalized Software Costs

Capitalized Software Costs

The Company capitalizes the cost of developing internal-use software, consisting primarily of personnel and related expenses (including stock-based compensation and employee taxes and benefits) for employees and third parties who devote time to their respective projects. The Company also capitalizes avoidable interest costs as the amount of interest that could have been avoided if funds were used to pay off the debt instead of developing the asset. Capitalized interest costs were $0.1 million for each of the years ended December 31, 2020 and 2019. Capitalization of software costs occurs during the application development stage. Software costs incurred during the preliminary project and post implementation stages are expensed as incurred. The application development stage occurs when the research stage is complete and management has committed to a project to develop software that will be used for its intended purpose. Any costs incurred during subsequent efforts to significantly upgrade and enhance the functionality of the software are also capitalized. Depreciation of capitalized software costs are recorded as a component of telemedicine equipment and software depreciation within cost of revenues on the statements of operations on a straight-line basis over their estimated useful life of four years and begins once the project is substantially complete and the software is ready for its intended purpose.

Intangibles Assets

Intangibles Assets

All intangible assets were acquired in connection with the acquisitions of NeuroCall Holdings, LLC and its subsidiaries ("NeuroCall") on January 31, 2017, JSA Health Corporation ("JSA Health" or "JSA") on August 14, 2018, and Access Physicians and its subsidiaries ("Access Physicians") on March 26, 2021 and are amortized over their estimated useful lives based on the pattern of economic benefit derived from each asset. Intangible assets resulting from these acquisitions include hospital contracts relationships, non-compete agreements and trade names. Hospital contracts relationships are amortized over a period of 6 to 17 years using a straight-line method. Non-compete agreements are amortized over a period of 4 to 5 years using the straight-line method. The trade names represented by NeuroCall, JSA Health and Access Physicians are amortized over a period of 2 to 5 years using the straight-line method.

Intangibles Assets

All intangible assets were acquired in connection with the acquisitions of NeuroCall Holdings, LLC and its subsidiaries ("NeuroCall") on January 31, 2017, and JSA Health Corporation ("JSA Health" or "JSA") on August 14, 2018 and are amortized over their estimated useful lives based on the pattern of economic benefit derived from each asset. Intangible assets resulting from these acquisitions include hospital contracts relationships, non-compete agreements and trade names. Hospital contracts relationships are amortized over a period of 6 to 10 years using a straight-line method. Non-compete agreements are amortized over a period of 4 to 5 years using the straight-line method. The trade names represented by NeuroCall and JSA Health are amortized over 5 and 4 years, respectively, using the straight-line method.

Impairment of Goodwill

Impairment of Goodwill

Goodwill is tested for impairment on an annual basis as of December 31 or between annual tests if events occur or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The Company operates as one operating segment, which the Company has determined to be one reporting unit for the purposes of impairment testing. The Company compares the estimated fair value of a reporting unit to its book value, including goodwill. If the fair value exceeds book value, goodwill is considered not to be impaired and no additional steps are necessary. However, if the book value of a reporting unit exceeds its fair value, an impairment loss will be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

The fair value of the reporting unit is determined using various techniques, including market cap determined from the public stock price, multiple of earnings and discounted cash flow valuation methodologies. Determining the fair value of the reporting unit is judgmental in nature and involves the use of significant estimates and assumptions. These estimates and assumptions include changes in revenue and operating margins used to project future cash flows, discount rates, valuation multiples of entities engaged in the same or similar lines of business, and future economic and market conditions.

No impairments were recorded during the three months ended March 31, 2021 and 2020.

Impairment of Goodwill

Goodwill is tested for impairment on an annual basis as of December 31 or between annual tests if events occur or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The Company operates as one operating segment, which the Company has determined to be one reporting unit for the purposes of impairment testing. The Company compares the estimated fair value of a reporting unit to its book value, including goodwill. If the fair value exceeds book value, goodwill is considered not to be impaired and no additional steps are necessary. However, if the book value of a reporting unit exceeds its fair value, an impairment loss will be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

The fair value of the reporting unit is determined using various techniques, including market cap determined from the public stock price, multiple of earnings and discounted cash flow valuation methodologies. Determining the fair value of the reporting unit is judgmental in nature and involves the use of significant estimates and assumptions. These estimates and assumptions include changes in revenue and operating margins used to project future cash flows, discount rates, valuation multiples of entities engaged in the same or similar lines of business, and future economic and market conditions.

The Company's annual goodwill impairment tests performed on December 31, 2020 and 2019 resulted in no impairment charges for the years ended December 31, 2020 and 2019.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company determines whether long-lived assets are to be held for use or disposal. The Company monitors its long-lived assets for events or changes in circumstances that indicate that their carrying values may not be recoverable. Upon indication of possible impairment of long-lived assets held for use, the Company evaluates the recoverability of such assets by measuring the carrying amount of the long-lived asset group against the related estimated undiscounted future cash flows of the long-lived asset group. When an evaluation indicates that the future undiscounted cash flows are not sufficient to recover the carrying value of the asset, the asset is adjusted to its estimated fair value. No impairments were recorded during the three months ended March 31, 2021 and 2020.

Impairment of Long-Lived Assets

The Company determines whether long-lived assets are to be held for use or disposal. The Company monitors its long-lived assets for events or changes in circumstances that indicate that their carrying values may not be recoverable. Upon indication of possible impairment of long-lived assets held for use, the Company evaluates the recoverability of such assets by measuring the carrying amount of the long-lived asset group against the related estimated undiscounted future cash flows of the long-lived asset group. When an evaluation indicates that the future undiscounted cash flows are not sufficient to recover the carrying value of the asset, the asset is adjusted to its estimated fair value. No impairments were recorded during the years ended December 31, 2020 and 2019.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for all employee stock-based payments in accordance with the provisions of Accounting Standards Codification ("ASC") 718, Compensation-Stock Compensation. This model requires companies to measure the cost of stock-based awards to employees based on the grant-date fair value of the award using an option pricing model, and to recognize that cost over the period during which an employee is required to provide service in exchange for the award. An award's value is expensed over the award's requisite service period, which is generally the vesting period, on a straight-line basis or on a graded basis as determined by the underlying award, net of estimated pre-vesting forfeitures. The Company has estimated forfeitures based on historical experience and revises the rates, as necessary, if actual forfeitures differ from initial estimates.

The Company estimates the grant-date fair value of each award using the Black-Scholes model. Assumptions used when valuing options using the Black-Scholes model are: the underlying stock price, expected stock volatility, expected option term, expected dividend yield, and the risk-free interest rate. Expected stock volatility is determined using weekly average historical stock prices of comparable public companies' common stock for a period generally equal to the expected term of the options. Expected option term is determined by computing the weighted average of an award's contractual and vesting terms, also known as the simplified method. The Company does not have a history of declaring dividends on common stock and does not expect to in the near term, therefore, the dividend yield is 0%. The risk-free interest rate is equal to interest rates paid on U.S. treasuries for periods equal to the expected term.

Long-Term Debt

Long-Term Debt

The Company has entered into a term loan facility and a related-party subordinated promissory note. The Company capitalizes costs related to the issuance of debt under the provisions of ASC Subtopic 835-30, Interest – Imputation of Interest. Debt issuance costs and discounts related to a recognized debt liability are presented in the consolidated balance sheets as a direct deduction from the carrying amount of that debt liability and are subsequently amortized to interest expense at an effective interest rate over the life of the related loan. Debt issuance costs related to line-of-credit arrangements are presented in the consolidated balance sheets as an asset and are subsequently amortized ratably over the term of the line-of-credit arrangement. Amortization of debt issuance costs is included as a component of interest expense in the Company's consolidated statements of operations. Cash interest payments due are paid as determined in the agreements. Interest is expensed monthly. Paid in-kind interest ("PIK") is accrued monthly at the contracted rate over the period of the loan and included in the principal balance.

Long Term Debt

The Company previously had entered into a term loan facility, which is divided into tranches. The Company capitalized costs related to the issuance of debt under the provisions of ASC Subtopic 835-30, Interest – Imputation of Interest. Debt issuance costs and discounts related to a recognized debt liability are presented in the consolidated balance sheets as a direct deduction from the carrying amount of that debt liability and are subsequently amortized to interest expense at an effective interest rate over the life of the related loan. Debt issuance costs related to line-of-credit arrangements are presented in the consolidated balance sheets as an asset and are subsequently amortized ratably over the term of the line-of-credit arrangement. Amortization of debt issuance costs is included as a component of interest expense in the Company's consolidated statements of operations. Cash interest payments were due quarterly on March 31, June 30, September 30, and December 31 each year. Interest is expensed monthly. Paid in-kind interest ("PIK") was accrued monthly at the contracted rate over the period of the loan and included in the principal balance.

Contingent Shares Issuance Liabilities and Puttable Option Liabilities

Contingent Shares Issuance Liabilities and Puttable Option Liabilities

The Company recognizes derivatives as either an asset or liability measured at fair value in accordance with ASC 815, Derivatives and Hedging. The puttable options were the Company's derivative financial instruments and were recorded in the consolidated balance sheets at fair value. The Company does not enter into derivative transactions for speculative or trading purposes. Contingent shares issuance liabilities reflect the Company's liability to provide a variable number of shares to HCMC's sponsor and its permitted transferees, if certain publicly traded stock prices are met at various points in time. The liability was recorded at fair value at the date of the Merger Transaction and is revalued at each reporting period using a Monte Carlo simulation that factors in the current price of the Company's Class A common stock, the estimated likelihood of a change in control, and the vesting criteria of the award.

Contingently Redeemable Preferred Stock

Contingently Redeemable Preferred Stock

The redemption provisions of the Company's Series H, I and J preferred stock were outside the Company's control, and as such the Company has recorded its contingently redeemable preferred stock outside of stockholders' deficit. The Company's outstanding contingently redeemable preferred stock was issued at a discount to its redemption price. The discount reflects stock issuance costs which were recorded as a reduction of the preferred share balance as well as cumulative dividends on the Series H, I and J preferred stock. The Company accreted its contingently redeemable preferred stock to the stock's redemption value over the period from issuance to the earliest redemption date, such that the carrying amount of the securities would equal the redemption value inclusive of accrued but unpaid dividends at the earliest redemption date. The accretion to redemption value for the Company's Series H, I and J preferred stock were recorded as a charge to additional paid-in capital, in the absence of retained earnings, with a corresponding increase to contingently redeemable preferred stock.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue using a five-step model:

1)	Identify the contract(s) with a customer;

2)	Identify the performance obligation(s) in the contract;

3)	Determine the transaction price;

4)	Allocate the transaction price to the performance obligations in the contract; and

5)	Recognize revenue when (or as) it satisfies a performance obligation.

The Company enters into service contracts with hospitals or hospital systems, physician practice groups, and other users. Under the contracts, the customers pay a fixed monthly fee for physician consultation services. The fixed monthly fee provides for a predetermined number of monthly consultations. Should the number of consultations exceed the contracted amount, the customers also pay a variable consultation fee for the additional service. To facilitate the delivery of the consultation services, the facilities use telemedicine equipment, which can be provided and installed by the Company. The Company also provides the hospitals with user training, maintenance and support services for the telemedicine equipment used to perform the consultation services. Prior to the start of a contract, customers generally make upfront nonrefundable payments to the Company when contracting for Company training, maintenance, equipment, and implementation services.

Our customer contracts typically range in length from 1 to 3 years, with an automatic renewal process. We typically invoice our customers for the monthly fixed fee in advance. Our contracts typically contain cancellation clauses with advance notice, therefore, we do not believe that we have any material outstanding commitment for future revenues beyond one year from the end of a reporting period.

Revenues are recognized when the Company satisfies its performance obligation to stand ready to provide telemedicine consultation services as requested. The consultations covered by the fixed monthly fee and obligation to stand-by and be ready to provide these consultations represented 72% and 62% of revenues for the three months ended March 31, 2021 and 2020, respectively. Consultations that incur a variable fee due to the monthly quantity exceeding the number of consultations in the contract represented 28% and 38% for the three months ended March 31, 2021 and 2020, respectively.

Upfront nonrefundable fees do not result in the transfer of a promised goods or service to the customer, therefore, the Company defers this revenue and recognizes it over the average customer life of 48 months. Deferred revenue consists of the unamortized balance of nonrefundable upfront fees and maintenance fees which are classified as current and non-current based on the timing of when the Company expects to recognize revenue. The Company recognized $0.3 million for both the three months ended March 31, 2021 and 2020 of revenue into the income statement that had previously been deferred and recorded on the balance as a deferred revenue liability.

Telemedicine Carts (Access Physicians)

Customers who enter into telemedicine physician service contracts with Access Physicians are sold a telemedicine cart with a computer and camera in order to facilitate meetings between patients, on-site health professionals, and remote physicians. Satisfaction of this performance obligation occurs upon delivery to the customer when control is transferred. Access Physicians then recognizes the cart revenue at a point in time, upon delivery. The Company has assurance-type warranties that do not result in separate performance obligations. Revenue relating to telemedicine carts is included within telemedicine revenues on the consolidated statements of operations.

Revenue Recognition

The Company recognizes revenue using a five-step model:

1)	Identify the contract(s) with a client;

2)	Identify the performance obligation(s) in the contract;

3)	Determine the transaction price;

4)	Allocate the transaction price to the performance obligations in the contract; and

5)	Recognize revenue when (or as) it satisfies a performance obligation.

The Company enters into service contracts with hospitals or hospital systems, physician practice groups, and other users. Under the contracts, the clients pay a fixed monthly fee for physician consultation services. The fixed monthly fee provides for a predetermined number of monthly consultations. Should the number of consultations exceed the contracted amount, the clients also pay a variable consultation fee for the additional service. To facilitate the delivery of the consultation services, the facilities use telemedicine equipment, which can be provided and installed by the Company. The Company also provides the hospitals with user training, maintenance and support services for the telemedicine equipment used to perform the consultation services. Prior to the start of a contract, clients generally make upfront nonrefundable payments to the Company when contracting for Company training, maintenance, equipment, and implementation services.

Our client contracts typically range in length from 1 to 3 years, with an automatic renewal process. We typically invoice our clients for the monthly fixed fee in advance. Our contracts typically contain cancellation clauses with advance notice, therefore, we do not believe that we have any material outstanding commitment for future revenues beyond one year from the end of a reporting period.

Revenues are recognized when the Company satisfies its performance obligation to stand ready to provide telemedicine consultation services as requested. The consultations covered by the fixed monthly fee and obligation to stand-by and be ready to provide these consultations represented 70% and 62% of revenues for the years ended December 31, 2020 and 2019, respectively. Consultations that incur a variable fee due to the monthly quantity exceeding the number of consultations in the contract represented 30% and 38% for the years ended December 31, 2020 and 2019, respectively. The remainder of the revenues was attributable to monthly or annual technology and support fees, and the amortization of deferred revenues for implementation services.

Upfront nonrefundable fees do not result in the transfer of a promised goods or service to the client, therefore, the Company defers this revenue and recognizes it over the average client life of 48 months. Deferred revenue consists of the unamortized balance of nonrefundable upfront fees and maintenance fees which are classified as current and non-current based on the timing of when the Company expects to recognize revenue. The Company recognized $1.1 million and $1.2 million for the years ended December 31, 2020 and 2019, respectively, of revenue into the income statement that had previously been deferred and recorded on the balance as a deferred revenue liability.

Advertising

Advertising

Advertising costs include public relations, trade shows, market research, and general promotional items and are expensed as incurred. The Company has recorded advertising expenses of $0.9 million and $0.7 million within selling, general and administrative expenses in the statements of operations for the years ended December 31, 2020 and 2019.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company recognizes interest and penalties associated with tax matters as part of income tax expenses and includes accrued interest and penalties with the related tax liability in the consolidated balance sheets.

Significant judgement is required to evaluate uncertain tax positions. The Company evaluates its uncertain tax positions on a regular basis. Its evaluations are based on a number of factors, including changes in facts and circumstances, changes in tax law, correspondence with tax authorities during the course of audits, and effective settlement of audit issues. The Company accounts for uncertain tax positions by recognizing a tax benefit or liability at the largest amount that, in its judgement, is more than 50% likely to be realized or paid based upon technical merits of the position.

Contingencies

Contingencies

In accordance with ASC 450, Accounting for Contingencies, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Significant judgement is required to determine both the probability and the estimated amount. The Company reviews contingencies at least quarterly and adjusts accordingly to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and updated information. At this time, the Company has no accrual related to lawsuits, claims, investigations and proceedings.

Use of estimates and judgements

Use of estimates and judgements

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions about future events that affect the amounts reported in its unaudited condensed consolidated financial statements and the accompanying notes. Future events and their effects cannot be determined with certainty. On an ongoing basis, management evaluates these estimates, judgments and assumptions. Significant estimates and assumptions are included within, but not limited to: (1) revenue recognition, including the determination of the customer relationship period, (2) accounts receivable and allowance for doubtful accounts, (3) long-lived asset recoverability, (4) useful lives of long-lived and intangible assets, (5) stock-based compensation, option and warrant liabilities, (6) fair value of identifiable purchased tangible and intangible assets in a business combination, (7) market cap determined from the public stock price for goodwill impairment testing, (8) fair value measurements, and (9) the provision for income taxes and related deferred tax accounts. The Company bases these estimates on historical and anticipated results and trends and on various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates, and any such differences may be material to the Company's unaudited condensed consolidated financial statements.

The Company is unable to predict the full impact that COVID-19 will have on its financial position, operating results, and cash flows due to numerous uncertainties. The extent to which COVID-19 impacts the Company's results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions to contain the virus or treat its impact, among others. The Company's unaudited condensed consolidated financial statements presented herein reflect the latest estimates and assumptions made by management that affect the reported amounts of assets and liabilities and related disclosures as of the date of the unaudited condensed consolidated financial statements and reported amounts of revenue and expenses during the reporting periods presented. Actual results may differ significantly from these estimates and assumptions.

Use of estimates and judgements

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions about future events that affect the amounts reported in its consolidated financial statements and the accompanying notes. Future events and their effects cannot be determined with certainty. On an ongoing basis, management evaluates these estimates, judgments and assumptions. Significant estimates and assumptions are included within, but not limited to: (1) revenue recognition, including the determination of the client relationship period, (2) accounts receivable and allowance for doubtful accounts, (3) long-lived asset recoverability, (4) useful lives of long-lived and intangible assets, (5) stock-based compensation, option and warrant liabilities, (6) fair value of identifiable purchased tangible and intangible assets in a business combination, (7) market cap determined from the public stock price for goodwill impairment testing, (8) fair value measurements, and (9) the provision for income taxes and related deferred tax accounts. The Company bases these estimates on historical and anticipated results and trends and on various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates, and any such differences may be material to the Company's consolidated financial statements.

The Company is unable to predict the full impact that COVID-19 will have on its financial position, operating results, and cash flows due to numerous uncertainties. The extent to which COVID-19 impacts the Company's results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions to contain the virus or treat its impact, among others. The Company's consolidated financial statements presented herein reflect the latest estimates and assumptions made by management that affect the reported amounts of assets and liabilities and related disclosures as of the date of the consolidated financial statements and reported amounts of revenue and expenses during the reporting periods presented. Actual results may differ significantly from these estimates and assumptions.

Emerging Growth Company

Emerging Growth Company

As an emerging growth company ("EGC"), the Jumpstart Our Business Startups Act ("JOBS Act") allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use the extended transition period under the JOBS Act until such time the Company is not considered to be an EGC. The adoption dates are discussed in the section below to reflect this election.

The Company is also a smaller reporting company as defined in Item 10(f)(1) of Regulation S-K. Smaller reporting companies may take advantage of certain reduced disclosure obligations, including, among other things, providing only two years of audited financial statements. The Company will remain a smaller reporting company until the last day of the fiscal year in which (i) the market value of the Class A common stock held by non-affiliates exceeds $250 million as of the end of that year's second fiscal quarter, or (ii) annual revenues exceeded $100 million during such completed fiscal year and the market value of the Class A common stock held by non-affiliates exceeds $700 million as of the end of that year's second fiscal quarter.

To the extent the Company takes advantage of such reduced disclosure obligations, it may also make the comparison of its financial statements with other public companies difficult or impossible.

Emerging Growth Company

As an emerging growth company ("EGC"), the Jumpstart Our Business Startups Act ("JOBS Act") allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use the extended transition period under the JOBS Act until such time the Company is not considered to be an EGC. The adoption dates are discussed in the section below to reflect this election.

The Company is also a smaller reporting company as defined in Item 10(f)(1) of Regulation S-K. Smaller reporting companies may take advantage of certain reduced disclosure obligations, including, among other things, providing only two years of audited financial statements. The Company will remain a smaller reporting company until the last day of the fiscal year in which (i) the market value of the Class A common stock held by non-affiliates exceeds $250 million as of the end of that year's second fiscal quarter, or (ii) annual revenues exceeded $100 million during such completed fiscal year and the market value of the Class A common stock held by non-affiliates exceeds $700 million as of the end of that year's second fiscal quarter.

To the extent the Company takes advantage of such reduced disclosure obligations, it may also make the comparison of its financial statements with other public companies difficult or impossible.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Accounting pronouncements issued and adopted

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement ("Topic 820"), which modifies, removes and adds certain disclosure requirements on fair value measurements. The new guidance was required for the Company for the annual reporting period beginning January 1, 2020 and interim periods within that fiscal year. The Company adopted this guidance starting from January 1, 2020, however, there was no material impact resulting from the adoption of this pronouncement.

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-09, Revenue from Contracts with Customers (Topic 606), to achieve a consistent application of revenue recognition within the U.S., resulting in a single revenue model to be applied by reporting companies under GAAP. Under the new model, recognition of revenue occurs when a customer obtains control of promised goods or services in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the revised guidance requires that reporting companies disclose the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Subsequent to the issuance of ASU 2014-09, the FASB also issued several updates related to ASU 2014-09 including deferring its adoption date. As per the latest ASU 2020-05, issued by the FASB, the entities who have not yet issued or made available for issuance the financial statements as of June 3, 2020 can defer the new guidance for one year. The revised guidance is required to be applied retrospectively to each prior reporting period presented or modified retrospectively applied with the cumulative effect of initially applying it recognized at the date of initial application. The Company adopted this standard on January 1, 2020 utilizing the modified retrospective approach. The Company underwent a process of identifying the various types of revenue streams, performed an evaluation of the components of the associated contractual arrangements and determined that the adoption of the new standard did not have a material impact on the consolidated financial statements.

Accounting pronouncements issued but not yet adopted

In March 2020 and January 2021, the FASB issued ASU 2020-04 and 2021-01, Reference Rate Reform ("Topic 848"): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in these updates provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions that reference to LIBOR or another reference rate expected to be discontinued by reference rate reform, and clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The Company will be adopting this guidance for the annual reporting period ending December 31, 2022. The Company is currently evaluating the impact of adopting the standard on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases ("Topic 842") which outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new guidance requires lessees to recognize almost all of their leases on the balance sheet by recording a lease liability and corresponding right-of-use assets for all leases with lease terms greater than 12 months. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. As per the latest ASU 2020-05 issued by FASB, the entities who have not yet issued or made available for issuance the financial statements as of June 3, 2020 can defer the new guidance for one year. The Company will be adopting this guidance for the annual reporting period beginning January 1, 2022, and interim reporting periods within annual reporting period beginning January 1, 2023. This will require application of the new accounting guidance at the beginning of the earliest comparative period presented in the year of adoption. The Company is in the process of evaluating the impact that the pronouncement will have on the consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13 Financial Instruments - Credit Losses ("Topic 326") Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires an entity to utilize a new impairment model known as the current expected credit loss ("CECL") model to estimate its lifetime "expected credit loss" and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses. ASU 2016-13 also requires new disclosures for financial assets measured at amortized cost, loans, and available-for-sale debt securities. As per the latest ASU 2020-02, the FASB deferred the timelines for certain small public and private entities. The new guidance will be adopted by the Company for the annual reporting period beginning January 1, 2023, including interim periods within that annual reporting period. The standard will apply as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact of the adoption of ASU 2016-13 on the Company's consolidated financial statements and disclosures.

In December 2019, the FASB issued ASU 2019-12, Income Taxes ("Topic 740"): Simplifying the Accounting for Income Taxes. ASU 2019-12 is intended to simplify various aspects related to accounting for income taxes. The Company is expecting to adopt the guidance from annual periods beginning after December 15, 2021 and interim periods beginning December 15, 2022. The Company is currently evaluating the impact that the pronouncement will have on the consolidated financial statements.

Recently Issued Accounting Pronouncements

Accounting pronouncements issued and adopted

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement ("Topic 820"), which modifies, removes and adds certain disclosure requirements on fair value measurements. The new guidance was required for the Company for the annual reporting period beginning January 1, 2020 and interim periods within that fiscal year. The Company adopted this guidance starting from January 1, 2020, however, there was no material impact resulting from the adoption of this pronouncement.

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-09, Revenue from Contracts with Customers (Topic 606), to achieve a consistent application of revenue recognition within the U.S., resulting in a single revenue model to be applied by reporting companies under GAAP. Under the new model, recognition of revenue occurs when a customer obtains control of promised goods or services in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the revised guidance requires that reporting companies disclose the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Subsequent to the issuance of ASU 2014-09, the FASB also issued several updates related to ASU 2014-09 including deferring its adoption date. As per the latest ASU 2020-05, issued by the FASB, the entities who have not yet issued or made available for issuance the financial statements as of June 3, 2020 can defer the new guidance for one year. The revised guidance is required to be applied retrospectively to each prior reporting period presented or modified retrospectively applied with the cumulative effect of initially applying it recognized at the date of initial application. The Company adopted this standard on January 1, 2020 utilizing the modified retrospective approach. The Company underwent a process of identifying the various types of revenue streams, performed an evaluation of the components of the associated contractual arrangements and determined that the adoption of the new standard did not have a material impact on the consolidated financial statements.

Accounting pronouncements issued but not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases ("Topic 842") which outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new guidance requires lessees to recognize almost all of their leases on the balance sheet by recording a lease liability and corresponding right-of-use assets for all leases with lease terms greater than 12 months. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. As per the latest ASU 2020-05 issued by FASB, the entities who have not yet issued or made available for issuance the financial statements as of June 3, 2020 can defer the new guidance for one year. The Company will be adopting this guidance for the annual reporting period beginning January 1, 2022, and interim reporting periods within annual reporting period beginning January 1, 2023. This will require application of the new accounting guidance at the beginning of the earliest comparative period presented in the year of adoption. The Company is in the process of evaluating the impact that the pronouncement will have on the consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13 Financial Instruments - Credit Losses ("Topic 326") Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires an entity to utilize a new impairment model known as the current expected credit loss ("CECL") model to estimate its lifetime "expected credit loss" and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses. ASU 2016-13 also requires new disclosures for financial assets measured at amortized cost, loans, and available-for-sale debt securities. As per the latest ASU 2020-02, the FASB deferred the timelines for certain small public and private entities. The new guidance will be adopted by the Company for the annual reporting period beginning January 1, 2023, including interim periods within that annual reporting period. The standard will apply as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact of the adoption of ASU 2016-13 on the Company's consolidated financial statements and disclosures.

In December 2019, the FASB issued ASU 2019-12, Income Taxes ("Topic 740"): Simplifying the Accounting for Income Taxes. ASU 2019-12 is intended to simplify various aspects related to accounting for income taxes. The Company is expecting to adopt the guidance from annual periods beginning after December 15, 2021 and interim periods beginning December 15, 2022. The Company is currently evaluating the impact that the pronouncement will have on the consolidated financial statements.